Operating Expenses Before Impairment Losses, Provisions and Charges	12 Months Ended
Dec. 31, 2017
Operating Expenses Before Impairment Losses, Provisions and Charges

6. OPERATING EXPENSES BEFORE IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

	2017	2016	2015
	£m	£m	£m
Staff costs:
Wages and salaries	746	731	726
Performance-related payments	157	157	163
Social security costs	93	94	92
Pensions costs – defined contribution plans	54	52	50
– defined benefit plans	32	26	29
Other share-based payments	10	3	(5)
Other personnel costs	45	62	63
	1,137	1,125	1,118
Other administration expenses	1,011	970	990
Depreciation, amortisation and impairment	354	322	295
	2,502	2,417	2,403

Staff costs

’Performance-related payments’ include bonuses paid in the form of cash and share awards granted under the Long-Term Incentive Plan. Included in this are the Santander UK group’s equity-settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Shares award’. ‘Other share-based payments’ consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-based payments. Further details can be found in Note 34. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2017			Costs expected to be recognised in 2018 or later
	Arising from	Arising from		Arising from	Arising from
	awards in	awards in		awards in	awards in
	current year	prior year	Total	current year	prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	5	8	13	10	7	17
Shares	3	13	16	8	10	18
	8	21	29	18	17	35

The following table shows the amount of bonus awarded to employees for the performance year 2017. In the case of deferred cash and share awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which these awards are subject. The deferred share award amount is based on the fair value of these awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2017	2016	2017	2016	2017	2016
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	116	118	–	–	116	118
– deferred	13	15	17	18	30	33
Shares award – not deferred	12	11	–	–	12	11
– deferred	16	13	18	14	34	27
Total discretionary bonus	157	157	35	32	192	189

The average number of full-time equivalent staff was 19,559 (2016: 19,863, 2015: 20,405).

Depreciation, amortisation and impairment

In 2017, an impairment charge of £32m was recognised that primarily related to capitalised software costs for a credit risk management system, part of which was no longer in use. In 2016, an impairment charge of £45m was recognised that primarily related to a multi-entity banking platform developed for our non-ring-fenced bank under the original ring-fencing structure.

Santander UK Group Holdings plc [member]
Operating Expenses Before Impairment Losses, Provisions and Charges

2. OPERATING EXPENSES BEFORE IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

These comprise wages and salaries of £3m (2016: £3m) recharged by the operating company, Santander UK plc. In 2017 and 2016 the Company had no full-time staff as they are all employed by Santander UK plc.